Secured Financings On Investments In Real Estate Debt (Tables)	9 Months Ended
Sep. 30, 2021
Secured Financings On Investments In Real Estate Debt [Abstract]
Schedule of Secured Financings on Investments in Real Estate Debt Transactions
For financial statement purposes, the Company does not offset its secured financings on investments in real estate debt and securities lending transactions because the conditions for netting as specified by GAAP are not met. Although not offset on the Company’s Condensed Consolidated Balance Sheets, these transactions are summarized in the following tables ($ in thousands):

			September 30, 2021
Indebtedness	Maturity Date	Coupon	Collateral Assets (1)	Outstanding Balance
Barclays RA	2/26/2026	L+2.50%	$485,406	$134,835

			$485,406	$134,835

			December 31, 2020
Indebtedness	Weighted Average Maturity Date	Weighted Average Coupon	Collateral Assets (1)	Outstanding Balance
RMBS	3/17/2021	1.93%	$155,538	$105,804
CMBS	1/6/2021	2.10%	2,867	2,450

			$158,405	$108,254

(1)	Represents the fair value of the Company’s investments in real estate debt.